Investments for account of policyholders (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments for Account of Policyholders

	Note	2018	2017
Shares		20,640	25,370
Debt securities		20,441	24,836
Money market and other short-term investments		1,578	2,340
Deposits with financial institutions		3,263	2,946
Unconsolidated investment funds		143,800	134,132
Other		4,020	3,786
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		193,741	193,409

Investments in real estate	24.1	612	655
Total investments for account of policyholders		194,353	194,063

Summary of Investments in Real Estate for Account of Policyholders

	2018	2017
At January 1	655	686
Additions	-	7
Subsequent expenditure capitalized	2	3
Disposals	(43)	(53)
Fair value gains/(losses)	5	38
Net exchange differences	(7)	(26)
At December 31	612	655